Going Concern (Details) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended
	Dec. 12, 2012	Oct. 31, 2012	Oct. 31, 2011	Dec. 11, 2012	Nov. 07, 2012	Oct. 31, 2010
Going Concern (Textual)
Working capital		$ (1,630,041)
Operating loss		(2,606,350)	(3,060,721)
Accumulated Deficit		(54,967,589)	(52,581,220)
Cash		676	3,215			59,395
Cash used by operations		(1,359,039)	(881,180)
Net proceeds from issuance capital stock		1,000,000	342,500
Proceeds from issuance of convertible debentures		356,500	482,500
Convertible promissory note issued to JMJ financial	250,000
Proceed from initial payment of convertible promissory note issued to JMJ	60,000
Number of shares to be issued pursuant to the stock compensation plan on filing of Form S-8					10
Maximum limit of equity line agreement with Southridge Partners II, LP				10,000,000
Right to sell maximum number of common shares under equity purchase agreement with Southridge Partners II, LP				$ 10,000,000
Period over which common shares to sell under equity purchase agreement with Southridge Partners II, LP		36 months